Quarterly Holdings Report
for

Fidelity® Municipal Income 2019 Fund

March 31, 2019

M19-QTLY-0519
1.932722.107

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.9%
	Principal Amount	Value
Arizona - 5.0%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 B, 5% 6/1/19	270,000	271,448
Dysart Unified School District #89 Gen. Oblig. Series 2014, 5% 7/1/19	350,000	352,931
Glendale Gen. Oblig. Series 2015, 4% 7/1/19 (FSA Insured)	1,000,000	1,005,970
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	650,401
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2009, 6.5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	$450,000	$455,490
Series 2011, 5% 7/1/19 (Escrowed to Maturity)	500,000	504,086

TOTAL ARIZONA		3,240,326

Connecticut - 4.6%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Lawrence & Memorial Hosp. Proj.) Series 2011 F, 5% 7/1/19 (Escrowed to Maturity)	1,825,000	1,840,372
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/19	500,000	504,111
Series 2012 J, 4% 7/1/19	450,000	452,203
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/19 (a)	200,000	201,357

TOTAL CONNECTICUT		2,998,043

Florida - 15.9%
Broward County School Board Ctfs. of Prtn.:
Series 2011 A, 5% 7/1/19	2,860,000	2,884,378
Series 2012 A, 5% 7/1/19	1,000,000	1,008,524
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	290,000	291,580
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/19	500,000	504,262
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	504,275
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	935,000	942,923
Hillsborough County School Board Ctfs. of Prtn.:
Series 2016, 5% 7/1/19	650,000	655,540
Series 2017 A, 5% 7/1/19	500,000	504,262
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) Series 2013, 5% 7/1/19	315,000	317,622
Series 2014 B, 5% 7/1/19	250,000	252,081
Miami-Dade County Pub. Facilities Rev. Series 2015 A, 5% 6/1/19	1,525,000	1,533,281
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,008,373

TOTAL FLORIDA		10,407,101

Illinois - 2.1%
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	350,000	350,922
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,005,978

TOTAL ILLINOIS		1,356,900

Indiana - 0.4%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	252,144
Louisiana - 3.0%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/19	1,000,000	1,005,447
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.) Series 2017, 4% 5/15/19	225,000	225,566
Series 2009 A, 5% 7/1/19	250,000	252,012
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/19	500,000	501,777

TOTAL LOUISIANA		1,984,802

Maryland - 2.8%
Maryland Health & Higher Edl. Facilities Auth. Rev. 5% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	800,000	806,840
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (a)	1,000,000	1,005,079

TOTAL MARYLAND		1,811,919

Massachusetts - 1.7%
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2015 O2, 5% 7/1/19	505,000	509,203
Series 2016, 5% 7/1/19	575,000	579,598

TOTAL MASSACHUSETTS		1,088,801

Michigan - 1.5%
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/19	1,000,000	1,002,511
Nevada - 2.2%
Clark County School District Series 2012 A, 5% 6/15/19	1,280,000	1,288,788
Washoe County Gas Facilities Rev. Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 A, 1.5%, tender 6/3/19 (a)(b)	175,000	174,840

TOTAL NEVADA		1,463,628

New Jersey - 16.2%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.) Series 2015 B, 5% 7/1/19	1,700,000	1,714,063
New Jersey Econ. Dev. Auth. Rev. Series 2014 PP, 5% 6/15/19	3,630,000	3,654,022
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	609,990
New Jersey Edl. Facility:
(Ramapo College, Proj.) Series 2017 A, 3% 7/1/19 (FSA Insured)	325,000	326,030
(Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/19	305,000	307,431
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,010,260
Series 2011, 5% 7/1/19	500,000	504,048
Series 2016 A, 5% 7/1/19	140,000	140,986
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	300,000	307,209
Series 2012 AA, 5% 6/15/19	2,000,000	2,013,235

TOTAL NEW JERSEY		10,587,274

New Mexico - 0.9%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	605,069
New York - 2.9%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/19	275,000	277,164
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	250,000	251,336
New York Dorm. Auth. Revs. Series 2009, 5.25% 7/1/33 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,009,160
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	352,957

TOTAL NEW YORK		1,890,617

North Carolina - 0.7%
Charlotte Int'l. Arpt. Rev. Series 2017 C, 4% 7/1/19	425,000	427,559
Ohio - 2.2%
Univ. of Toledo Gen. Receipts Series 2017 A, 5% 6/1/19	600,000	603,288
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	826,820

TOTAL OHIO		1,430,108

Oklahoma - 0.6%
Payne County Independent School District # 16 Series 2017 A, 3% 6/1/19	380,000	380,860
Oregon - 1.5%
Port of Portland Arpt. Rev. Series 22, 4% 7/1/19 (a)	1,000,000	1,005,645
Pennsylvania - 17.0%
Butler County Hosp. Auth. Hosp. Rev. (Butler Memorial Hosp., Proj.) Series 2009 B, 7.25% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,700,000	1,723,273
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	400,000	400,831
Pennsylvania Gen. Oblig.:
Series 2004, 5.375% 7/1/19	650,000	656,040
Series 2009, 5% 7/1/19	5,000,000	5,041,860
Pennsylvania Higher Edl. Facilities Auth. Rev. (PA St Sys. of Higher Ed. Proj.) Series 2012, 5% 6/15/19	425,000	427,900
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	100,820
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,008,348
Shamokin-Coal Township Jt Swr. Auth. Series 2015 B, 4% 7/1/19	270,000	271,457
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	804,237
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	675,357

TOTAL PENNSYLVANIA		11,110,123

Rhode Island - 1.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/19	620,000	622,256
Texas - 5.7%
Houston Arpt. Sys. Rev. Series 2018 C, 5% 7/1/19 (a)	1,000,000	1,007,996
Northside Independent School District Bonds Series 2011 A, 2%, tender 6/1/19 (b)	2,735,000	2,736,335

TOTAL TEXAS		3,744,331

Utah - 3.1%
Utah Associated Muni. Pwr. Sys. Rev. Series 2012, 5% 4/1/19	2,015,000	2,015,000
Virginia - 1.5%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 A, 1.75%, tender 5/16/19 (b)	500,000	499,907
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (b)	500,000	499,958

TOTAL VIRGINIA		999,865

West Virginia - 0.8%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (b)	505,000	505,000
Wisconsin - 2.6%
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (b)	1,675,000	1,681,539
TOTAL MUNICIPAL BONDS
(Cost $62,602,918)		62,611,421

Municipal Notes - 2.4%
Alabama - 2.4%
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 1.55% 4/1/19, VRDN (a)(b)
(Cost $1,600,000)	1,600,000	1,600,000
TOTAL INVESTMENT IN SECURITIES - 98.3%
(Cost $64,202,918)		64,211,421
NET OTHER ASSETS (LIABILITIES) - 1.7%		1,095,574
NET ASSETS - 100%		$65,306,995

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$3,933
Total	$3,933

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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